Taxes - Changes in Deferred Taxes, Net (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance, net	kr 14,610	kr 22,225
Recognized in net income	1,406	1,617
Recognized in other comprehensive income	(631)	(2,099)
Balances regarding acquired/divested businesses	(57)	(3,911)
Deferred tax credits increase (+) / utilization (–)	3,249	(3,586)
Translation difference	(82)	364
Closing balance, net	kr 18,495	kr 14,610